Natural and environmental resources (Tables)	9 Months Ended
Sep. 30, 2023
Natural and environmental resources.
Schedule of detailed information about natural and environmental

	Oil and gas	Assets retirement	Exploration and
	investments	obligations	evaluation	Total
Cost
Balance as of December 31, 2022	88,338,471	7,104,903	10,480,025	105,923,399
Additions/capitalizations (1)	7,310,327	14,473	2,973,302	10,298,102
Abandonment cost update (Note 22)	—	118,376	(422)	117,954
Disposals	(501,700)	—	—	(501,700)
Disposals of exploratory assets and dry wells (2)	—	—	(975,965)	(975,965)
Capitalized financial interests (3)	190,333	—	66,939	257,272
Exchange differences capitalized	250	—	87	337
Foreign currency translation	(4,535,675)	(161,889)	(713,119)	(5,410,683)
Reclassifications/transfers	(1,177)	(16,999)	(112,418)	(130,594)
Balance as of September 30, 2023 (Unaudited)	90,800,829	7,058,864	11,718,429	109,578,122

Accumulated amortization
Balance as of December 31, 2022	(58,382,473)	(5,088,086)	(129,230)	(63,599,789)
Amortization expense	(4,376,364)	(280,361)	—	(4,656,725)
Disposals	78,507	—	—	78,507
Foreign currency translation	2,408,370	87,900	—	2,496,270
Reclassifications/transfers	64,467	—	25,080	89,547
Balance as of September 30, 2023 (Unaudited)	(60,207,493)	(5,280,547)	(104,150)	(65,592,190)
Balance as of December 31, 2022	29,955,998	2,016,817	10,350,795	42,323,610
Balance as of September 30, 2023 (Unaudited)	30,593,336	1,778,317	11,614,279	43,985,932
(1)	Mainly includes a) Ecopetrol Permian for investments made in the drilling of wells and construction of facilities executed in RODEO, b) Ecopetrol S.A. by Caño Sur, Castilla, Chichimene, Floreña, Rubiales, c) Hocol S.A. mainly in projects for the blocks Ocelote, Llanos 87 (Koala, Picabuey, Zorzal), Llanos 123 (Saltador and Toritos), SSJN-1, VIM 8, and d) Ecopetrol America Inc. mainly in Gunflint, Dalmatian, and K2.
(2)	Includes: Ecopetrol S.A. the dry wells Cupiagua XD45, Cusiana Subthrust, Cusiana Profundo, Turupe, La Luna, and Kinacú, and b) Hocol S.A mainly unsuccessful wells Lla-87-2 A3 (Koala), Lla-87-3 A3 (Picabuey), LLan- 124 (Cucarachero), Yd-SN1 well Yoda B, and exploratory expenses in: Lla-104, SSJN1, VIM8.
(3)	Financial interest is capitalized based on the weighted average rate of loan costs.